Fair Value (Transfers Between Levels) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Assets And Liabilities Transferred Between Levels 1 And Levels 2	$ 160	$ 101